Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     April 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   63

Form13F Information Table Value Total:     $   89,691(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI INDEX             COM              464287465      335     8900 SH       Sole                                       8900
VANGUARD ALL WORLD INDX        COM              922042775      638    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      327    44500 SH       Sole                                      44500
AMER EXPRESS                   COM              025816109     2275   166900 SH       Sole                                     166900
AT & T CORP                    COM              00206R102     1305    51800 SH       Sole                                      51800
BANKAMERICA                    COM              060505104      636    93200 SH       Sole                                      93200
CISCO SYSTEMS                  COM              17275R102      419    25000 SH       Sole                                      25000
COCA COLA                      COM              191216100     1945    44250 SH       Sole                                      44250
CONOCO PHILLIPS                COM              20825C104      364     9300 SH       Sole                                       9300
CRANE CO                       COM              224399105      582    34500 SH       Sole                                      34500
EXXON MOBIL CORP               COM              30231G102     1212    17800 SH       Sole                                      17800
GENERAL ELECTRIC               COM              369604103     2669   264000 SH       Sole                                     264000
GERDAU SA  ADR                 COM              373737105      186    34000 SH       Sole                                      34000
HEWLETT PACKARD                COM              428236103      378    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     5598   237600 SH       Sole                                     237600
ILLINOIS TOOLS WORKS           COM              452308109      771    25000 SH       Sole                                      25000
INTEL                          COM              458140100      152    10100 SH       Sole                                      10100
JOHNSON & JOHNSON              COM              478160104     2893    55000 SH       Sole                                      55000
JOHNSON CONTROLS INC           COM              478366107     1777   148050 SH       Sole                                     148050
KELLOGG                        COM              487836108      366    10000 SH       Sole                                      10000
LOWE'S                         COM              548661107     1216    66650 SH       Sole                                      66650
MERCK                          COM              589331107     2378    88900 SH       Sole                                      88900
MICROSOFT                      COM              594918104     3263   177650 SH       Sole                                     177650
OFFICE DEPOT                   COM              676220106       45    34000 SH       Sole                                      34000
PEPSICO                        COM              713448108     3084    59900 SH       Sole                                      59900
PROCTER & GAMBLE               COM              742718109     1942    41250 SH       Sole                                      41250
SAKS                           COM              79377W108       28    15200 SH       Sole                                      15200
UNITED STATES OIL FUND LP      COM              91232N108     1888    65000 SH       Sole                                      65000
US STEEL                       COM              912909108      497    23500 SH       Sole                                      23500
WAL MART STORES                COM              931142103      521    10000 SH       Sole                                      10000
WASTE MGT                      COM              94106L109     1293    50500 SH       Sole                                      50500
DOW JONES INDEX                COM              252787106     4190    55250 SH       Sole                                      55250
ENERGY INDEX                   COM              81369Y506     1677    39500 SH       Sole                                      39500
ISHARES S&P 100 INDEX          COM              464287101     2652    70300 SH       Sole                                      70300
PROSHARES ULTRA FINANCIALS     COM              74347R743       37    14000 SH       Sole                                      14000
QQQQ INDEX                     COM              73935A104      531    17500 SH       Sole                                      17500
S&P 500 INDEX                  COM              78462F103    10481   131800 SH       Sole                                     131800
S&P MIDCAP 400 INDEX           COM              595635103      319     3600 SH       Sole                                       3600
TECHNOLOGY SECTOR INDEX        COM              81369Y803     2126   136100 SH       Sole                                     136100
VANGUARD LARGE CAP             COM              922908637     1120    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     2081    55700 SH       Sole                                      55700
PROSHARES ULTRASHORT TREASURY  COM              74347R297      393     9000 SH       Sole                                       9000
GERDAU AMERISTEEL ADR          ADR              37373P105      484   157800 SH       Sole                                     157800
BP AMOCO                       ADR              055622104      381     9500 SH       Sole                                       9500
NOKIA ADR                      ADR              654902204     1979   169600 SH       Sole                                     169600
TELECOM ITALIA SPA             ADR              87927Y102      192    15000 SH       Sole                                      15000
UNILEVER NV                    ADR              904784709      878    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209      523    30000 SH       Sole                                      30000
DJ STOXX 50 FUND               COM              78463X103     1473    61450 SH       Sole                                      61450
ISHARES MSCI AUSTRIA INDEX     COM              464286202      408    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      550    21500 SH       Sole                                      21500
CEMEX ADR                      ADR              151290889     1949   311797 SH       Sole                                     311797
EMPRESAS ICA ADR               ADR              292448206       67    10000 SH       Sole                                      10000
FEMSA ADR                      ADR              344419106      653    25900 SH       Sole                                      25900
GRUMA ADR                      ADR              400131306       21    14600 SH       Sole                                      14600
TELMEX INTERNACIONAL ADR       ADR              879690105      107    11700 SH       Sole                                      11700
BANCOLOMBIA SA                 ADR              05968L102      563    28900 SH       Sole                                      28900
CHINA MOBILE ADR               ADR              16941M109      899    20650 SH       Sole                                      20650
HONDA MOTOR ADR                ADR              438128308     1917    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     1551    24500 SH       Sole                                      24500
ISHARES HK CHINA 25 INDEX      COM              464287184     6764   237075 SH       Sole                                     237075
ISHARES JAPAN INDEX            COM              464286848      561    71000 SH       Sole                                      71000
ISHARES SINGAPORE INDEX        COM              464286673     1181   187425 SH       Sole                                     187425